Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
As a REIT, the Company generally will not be subject to U.S. federal income tax on taxable income that it distributes to the stockholders. For U.S. federal income tax purposes, distributions to stockholders are characterized as either ordinary dividends, capital gain distributions, or nontaxable distributions. Nontaxable distributions will reduce U.S. stockholders’ respective bases in their shares. The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2018, 2017 and 2016:

	For the Year Ended December 31,
Character of Class A Distributions:	2018	2017	2016
Ordinary dividends	41.38%	36.49%	34.23%
Nontaxable distributions	58.62%	63.51%	65.77%
Total	100.00%	100.00%	100.00%

	For the Year Ended December 31,
Character of Class I Distributions:	2018	2017	2016
Ordinary dividends	41.38%	36.49%	—%
Nontaxable distributions	58.62%	63.51%	—%
Total	100.00%	100.00%	—%

	For the Year Ended December 31,
Character of Class T Distributions:	2018	2017	2016
Ordinary dividends	33.01%	25.93%	23.07%
Nontaxable distributions	66.99%	74.07%	76.93%
Total	100.00%	100.00%	100.00%

	For the Year Ended December 31,
Character of Class T2 Distributions:	2018	2017	2016
Ordinary dividends	33.01%	—%	—%
Nontaxable distributions	66.99%	—%	—%
Total	100.00%	—%	—%

The Company is subject to certain state and local income taxes on income, property or net worth in some jurisdictions, and in certain circumstances may also be subject to federal excise tax on undistributed income. Texas, Tennessee and Massachusetts are the major state and local tax jurisdictions for the Company.
The Company applies the rules under ASC 740-10, Accounting for Uncertainty in Income Taxes, for uncertain tax positions using a “more likely than not” recognition threshold for tax positions. Pursuant to these rules, the financial statement effects of a tax position are initially recognized when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on the Company's estimate of the ultimate tax benefit to be sustained if audited by the taxing authority. The Company concluded there was no impact related to uncertain tax positions from the results of the operations of the Company for the years ended December 31, 2018, 2017 and 2016. The earliest tax year subject to examination is 2015.
The Company’s policy is to recognize accrued interest related to unrecognized tax benefits as a component of interest expense and penalties related to unrecognized tax benefits as a component of general and administrative expenses. From inception through December 31, 2018, the Company has not recognized any interest expense or penalties related to unrecognized tax benefits.